Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements
Year Ended December 31	Amount
$
2016	25,197,159
2017	20,302,682
2018	12,546,811
2019	7,565,448
2020	6,627,977
Then thereafter	40,118,505

Total	112,358,582